S-K 1602(a)(4) Forepart, Adjusted NTBV	Mar. 16, 2026 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10.00
Offering Price of $10.00 [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.28
Offering Price of $10.00 [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.27
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.68
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.32
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.66
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.34
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.73
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.27
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.72
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.28
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.05
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.95
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.03
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.97
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.17
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.83
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.15
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.85